Other Receivables (Details) - USD ($) $ in Thousands	Jul. 31, 2024	Jan. 31, 2024
Other Receivables
Net working capital adjustments receivable from acquisitions	$ 340
Other receivables	15,684	$ 12,193
Total	$ 16,024	$ 12,193